Notes Payable, Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 7 - Notes Payable, Related Parties

Notes payable, related parties consist of the following at September 30, 2015 and December 31, 2014, respectively:

	September 30,	December 31,
	2015	2014

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from the Company's CEO.	$10,000	$-

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from the Company's Chairman of the Board.	10,000	-

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from one of the Company's Directors.	10,000	-

Total notes payable, related parties	30,000	-
Less: current portion	30,000	-
Notes payable, related parties, less current portion	$-	$-

The Company recorded interest expense in the amount of $564 and $-0- for the nine months ended September 30, 2015 and 2014, respectively related to notes payable, related parties.

Notes payable, related parties consist of the following at December 31, 2014 and 2013, respectively:

		December 31,	December 31,
		2014	2013

On November 18, 2013, the Company received an unsecured, 8% interest bearing loan in the amount of $50,000, due on August 18, 2014, or three business days following the receipt of one million dollars in funding, net of expenses, from the Company’s CEO. The note carries an additional prepayment premium of 35% of the principal if the note is not paid prior to maturity, and whereby the note holder is entitled to additional interest on the principal pursuant to the schedule listed below if the note is paid prior to maturity:
No. of days after issuance date:	Prepayment Premium:
0-30 days	15%
31-60 days	20%
61-90 days	25%
91-120 days	30%
121 days or more	35%
The note was repaid in full on March 12, 2014, in the total amount of $66,381, consisting of $50,000 of principal, $1,381 of interest and $15,000 of prepayment premium.		$-	$50,000

On November 18, 2013, the Company received an unsecured, 8% interest bearing loan in the amount of $50,000, due on August 18, 2014, or three business days following the receipt of one million dollars in funding, net of expenses, from one of the Company’s Directors. The note carries an additional prepayment premium of 35% of the principal if the note is not paid prior to maturity, and whereby the note holder is entitled to additional interest on the principal pursuant to the same schedule listed above in the $50,000 note from the Company’s CEO. The note was repaid in full on March 12, 2014, in the total amount of $66,238, consisting of $50,000 of principal, $1,238 of interest and $15,000 of prepayment premium.		-	50,000

On May 4, 2012, the Company received an unsecured, non-interest bearing loan in the amount of $3,000, due on demand from the Company’s CEO. The note was repaid in full on March 7, 2014.		-	3,000

On May 4, 2012, the Company received an unsecured, non-interest bearing loan in the amount of $3,000, due on demand and a from the Company’s Chairman of the Board of Directors. The note was repaid in full on March12,2014.		-	3,000

On May 4, 2012, the Company received an unsecured, non-interest bearing loan in the amount of $3,000, due on demand from one of the Company’s directors. The loan was repaid in full on July 2, 2013.		-	-

On May 7, 2012, the Company received an unsecured, non-interest bearing loan in the amount of $3,000, due on demand from one of the Company’s directors. The note was repaid in full on March12,2014.		-	3,000

Total notes payable, related parties		-	109,000
Less: current portion		-	109,000
Notes payable, related parties, less current portion		$-	$-

The Company recorded interest expense in the amount of $29,321 and $3,298 for the years ended December 31, 2014 and 2013, respectively, and imputed interest expense in the amount of $134 and $840 for the years ended December 31, 2014 and 2013, respectively related to notes payable, related parties.